                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                 January 4, 1999

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CitiFunds(SM) Tax Free Reserves
                  (File Nos. 2-87509 and 811-3893)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds Tax Free Reserves, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 23 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 28, 1998, is the most recent amendment to the Trust's registration statement.

         Please call the undersigned at (617) 951-8383 or Elizabeth A. Plewes at
(617) 951-8847, with any questions relating to this letter.

                                               Sincerely,

                                               Jennifer H. Hurford